Property, Plant and Equipment - Summary of Property Plant and Equipment (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 1,964.7	$ 2,104.9	$ 2,154.2
Impairment			(55.2)	(58.4)
Interest on capitalized assets
Ending balance		968.9	1,964.7	2,104.9
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		3,654.8	3,757.8	3,724.2
Additions		284.5	154.3	237.7
Disposals		(189.9)	(80.2)	(65.3)
Reclassifications	[1]	(62.1)	(147.6)	(163.9)
Interest on capitalized assets			4.8	22.1
Translation adjustments		(8.8)	(25.5)	33.1
Assets held for sale		(1,648.6)
Ending balance		2,009.4	3,654.8	3,757.8
Gross carrying amount [member] | Republic airways [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment		(20.5)	(8.8)	(30.1)
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(1,690.1)	(1,652.9)	(1,570.0)
Depreciation		(103.4)	(159.2)	(196.5)
Disposals		161.9	61.2	29.8
Reclassifications	[1]	28.6	51.4	92.3
Interest on capitalized assets		(1.6)	(1.5)
Translation adjustments		5.2	10.9	(8.5)
Assets held for sale		558.9
Ending balance		(1,040.5)	(1,690.1)	(1,652.9)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		11.0	11.0	11.0
Ending balance		5.1	11.0	11.0
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		11.0	11.0	11.0
Additions		0.4
Assets held for sale		(6.3)
Ending balance		5.1	11.0	11.0
Buildings and improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		530.7	532.9	465.8
Ending balance		327.6	530.7	532.9
Buildings and improvements [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		750.1	741.8	657.1
Additions		5.3	1.3	4.1
Disposals		(8.3)	(10.9)	(8.1)
Reclassifications	[1]	30.3	19.3	85.5
Translation adjustments		(0.6)	(1.4)	3.2
Assets held for sale		(317.6)
Ending balance		459.2	750.1	741.8
Buildings and improvements [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(219.4)	(208.9)	(191.3)
Depreciation		(15.2)	(20.2)	(21.3)
Disposals		7.4	10.7	4.1
Reclassifications	[1]	(2.9)	0.1	0.6
Interest on capitalized assets		(1.6)	(1.5)
Translation adjustments		(1.5)	0.4	(1.0)
Assets held for sale		101.6
Ending balance		(131.6)	(219.4)	(208.9)
Installations [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		56.8	57.3	54.7
Ending balance		34.5	56.8	57.3
Installations [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		162.4	161.4	156.1
Disposals		(3.7)	(0.9)
Reclassifications	[1]	6.3	2.1	4.8
Translation adjustments		(0.1)	(0.2)	0.5
Assets held for sale		(104.8)
Ending balance		60.1	162.4	161.4
Installations [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(105.6)	(104.1)	(101.4)
Depreciation		(3.7)	(2.8)	(3.0)
Disposals		4.8	0.9
Reclassifications	[1]	2.8	0.3	0.4
Translation adjustments			0.1	(0.1)
Assets held for sale		76.1
Ending balance		(25.6)	(105.6)	(104.1)
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		454.3	465.2	464.7
Ending balance		180.3	454.3	465.2
Machinery and equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		972.4	971.8	909.8
Additions		43.6	28.5	40.3
Disposals		(60.2)	(36.5)	(10.1)
Reclassifications	[1]	11.3	8.8	22.5
Translation adjustments		(1.9)	0.1	11.5
Assets held for sale		(469.3)
Ending balance		481.8	972.4	971.8
Machinery and equipment [member] | Gross carrying amount [member] | Republic airways [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment		(14.1)	(0.3)	(2.2)
Machinery and equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(518.1)	(506.6)	(445.1)
Depreciation		(32.9)	(46.4)	(60.3)
Disposals		67.7	33.5	7.5
Reclassifications	[1]	5.6	2.8
Translation adjustments		1.4	(1.4)	(8.7)
Assets held for sale		174.8
Ending balance		(301.5)	(518.1)	(506.6)
Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		29.6	31.5	34.1
Ending balance		16.6	29.6	31.5
Furniture and fixtures [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		74.2	74.9	74.1
Additions		5.6	1.9	3.6
Disposals		(22.4)	(2.1)	(1.9)
Reclassifications	[1]	(1.4)	(0.1)	(1.4)
Translation adjustments		(0.1)	(0.4)	0.5
Assets held for sale		(17.8)
Ending balance		38.1	74.2	74.9
Furniture and fixtures [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(44.6)	(43.4)	(40.0)
Depreciation		(4.6)	(2.9)	(4.0)
Disposals		19.1	1.5	1.0
Translation adjustments		(0.1)	0.2	(0.4)
Assets held for sale		8.7
Ending balance		(21.5)	(44.6)	(43.4)
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		3.5	4.1	4.1
Ending balance		1.9	3.5	4.1
Vehicles [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		17.3	17.5	16.8
Additions		0.6	0.5	0.4
Disposals		(3.0)	(0.5)	(0.7)
Reclassifications	[1]	0.1		0.5
Translation adjustments		(0.1)	(0.2)	0.5
Assets held for sale		(4.5)
Ending balance		10.4	17.3	17.5
Vehicles [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(13.8)	(13.4)	(12.7)
Depreciation		(1.0)	(1.0)	(1.2)
Disposals		3.3	0.4	0.6
Reclassifications	[1]			0.3
Translation adjustments		0.1	0.2	(0.4)
Assets held for sale		2.9
Ending balance		(8.5)	(13.8)	(13.4)
Aircraft [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		37.5	111.9	162.8
Ending balance		10.6	37.5	111.9
Aircraft [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		76.2	193.2	316.7
Additions		31.7	10.2	14.4
Disposals			(0.3)	(8.1)
Reclassifications	[1]	(40.4)	(120.8)	(104.0)
Translation adjustments			(0.1)
Assets held for sale		(48.2)
Ending balance		14.7	76.2	193.2
Aircraft [member] | Gross carrying amount [member] | Republic airways [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment		(4.6)	(6.0)	(25.8)
Aircraft [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(38.7)	(81.3)	(153.9)
Depreciation		(1.3)	(9.1)	(25.6)
Disposals			0.3	6.9
Reclassifications	[1]	16.9	51.4	91.3
Assets held for sale		19.0
Ending balance		(4.1)	(38.7)	(81.3)
Computers and peripherals [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		35.5	41.9	43.1
Ending balance		12.8	35.5	41.9
Computers and peripherals [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		190.0	190.3	179.3
Additions		5.0	6.3	11.4
Disposals		(45.4)	(6.4)	(0.8)
Reclassifications	[1]	(6.6)	0.9	(0.7)
Translation adjustments		(0.2)	(1.1)	1.1
Assets held for sale		(41.3)
Ending balance		101.5	190.0	190.3
Computers and peripherals [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(154.5)	(148.4)	(136.2)
Depreciation		(7.0)	(11.5)	(12.1)
Disposals		42.5	6.3	0.6
Reclassifications	[1]	1.7	(1.7)
Translation adjustments		0.2	0.8	(0.7)
Assets held for sale		28.4
Ending balance		(88.7)	(154.5)	(148.4)
Tooling [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		257.6	291.2	308.9
Ending balance		91.2	257.6	291.2
Tooling [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		629.1	620.9	587.8
Additions		28.2	16.6	30.8
Disposals		(26.1)	(1.7)	(1.0)
Reclassifications	[1]	7.0	0.5	5.1
Translation adjustments			(4.7)	0.3
Assets held for sale		(192.6)
Ending balance		443.8	629.1	620.9
Tooling [member] | Gross carrying amount [member] | Republic airways [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment		(1.8)	(2.5)	(2.1)
Tooling [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(371.5)	(329.7)	(278.9)
Depreciation		(25.2)	(48.1)	(50.8)
Disposals		7.3	0.7	0.3
Translation adjustments		(0.1)	5.6	(0.3)
Assets held for sale		36.9
Ending balance		(352.6)	(371.5)	(329.7)
Other assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		16.2	16.1	20.0
Ending balance		7.1	16.2	16.1
Other assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		27.6	26.0	29.4
Additions		10.3	1.4	8.6
Disposals		(1.0)
Reclassifications	[1]	(7.6)	0.2	(12.0)
Assets held for sale		(3.8)
Ending balance		25.5	27.6	26.0
Other assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(11.4)	(9.9)	(9.4)
Depreciation				(0.2)
Disposals		0.3
Reclassifications	[1]	(7.3)	(1.5)	(0.3)
Ending balance		(18.4)	(11.4)	(9.9)
Exchange pool program assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		438.3	465.3	468.6
Ending balance		233.0	438.3	465.3
Exchange pool program assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		650.8	672.5	669.7
Additions		91.8	46.3	43.6
Disposals		(19.0)	(20.2)	(33.5)
Reclassifications	[1]	(21.8)	(31.8)	(22.2)
Translation adjustments		(6.1)	(16.0)	14.9
Assets held for sale		(374.7)
Ending balance		321.0	650.8	672.5
Exchange pool program assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(212.5)	(207.2)	(201.1)
Depreciation		(12.5)	(17.2)	(18.0)
Disposals		9.5	6.9	8.8
Reclassifications	[1]	11.8
Translation adjustments		5.2	5.0	3.1
Assets held for sale		110.5
Ending balance		(88.0)	(212.5)	(207.2)
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		93.7	76.5	116.4
Ending balance		48.2	93.7	76.5
Construction in progress [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		93.7	76.5	116.4
Additions		62.0	41.3	80.5
Disposals		(0.8)	(0.7)	(1.1)
Reclassifications	[1]	(39.3)	(26.7)	(142.0)
Interest on capitalized assets			4.8	22.1
Translation adjustments		0.3	(1.5)	0.6
Assets held for sale		(67.7)
Ending balance		$ 48.2	$ 93.7	$ 76.5

[1]	Non-cash transactions